Transactions with Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Compensation of non-executive directors
	For the year ended December 31,
	2017	2016	2015
Director’s remuneration	145	130	185
Share-based payments (note 13)	40	35	60
Total	185	165	245

Compensation of executive director
	For the year ended December 31,
	2017	2016	2015
Short-term employee benefits	229	82	85
Share-based payments (note 13)	-	15	-
Total	229	97	85